Related parties (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
The following is a summary of significant related party transactions:

	As of March 31,
	2025		2024		2023
Transactions with relatives of key management personnel or enterprises over which key management personnel have control or significant influence
Catering expenses paid	Rs.	481	Rs.	454	Rs.	367
Civil works		380		13		33
Contributions towards social development		626		587		482
Research and development services received		277		214		134
Hotel expenses paid		53		67		35
Facility management services paid		46		46		39
Lease rentals paid		39		37		39
Salaries to relatives of key management personnel		21		15		16
Lease rentals received		1		1		1
Professional consultancy services paid		-		3		2
Procurement of goods		58		-		-
Sale of goods		8		-		-
Sale of assets		1		-		-

Transactions with Joint Ventures and Associates
Investment in O2 Renewable Energy IX Private Limited	296	12	-
Dividend income	-	445	-
Purchase of solar power	145	123	121
Investment in Clean Renewable Energy KK2A Private Limited	21	-	-
Sale of goods	67	21	110
Research and development services provided	-	83	62
Others	-	1	5

Schedule of outstanding balances for related party transactions [Table Text Block]
The Company had the following amounts due from related parties:

	As of March 31,
	2025		2024
Kunshan Rotam Reddy Pharmaceuticals Company Limited	Rs.	41	Rs.	49
DRES Energy Private Limited		1		-
Key management personnel and close members of their families		8		8

The Company had the following amounts due to related parties:

	As of March 31,
	2025		2024
Zenfold Sustainable Technology Private Limited	Rs.	22	Rs.	-
Indus Projects Private Limited		20		4
Green Park Hospitality Services Private Limited		17		4
DRES Energy Private Limited		3		14
Green Park Hotels and Resorts Limited		-*		1
Stamlo Industries Limited		-*		1

*	Rounded to the nearest million.

Disclosure Of Compensation Paid Or Payable To Key Management Personnel [Table Text Block]
The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2025		2024		2023
S a l a r i e s a nd o t h e r b e n e f it s	Rs.	861	Rs.	891	Rs.	912
Co n t r i bu t i ons t o d e f i n e d c on t r i bu t i on p l a ns		36		36		30
Co mm i ss i on t o d i r e c t o r s		379		416		378
S h a r e -b a s e d p a y m e n t s expense		179		182		194
	Rs.	1,455	Rs.	1,525	Rs.	1,514